IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

May 1, 2008
and supplemented July 31, 2008

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Ivy Funds Variable Insurance Portfolios, Inc. (formerly, W&R Target Funds, Inc.) (Corporation) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers three Portfolios of the Corporation.

Ivy Funds VIP Asset Strategy seeks high total return over the long term.

Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

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Fund Summaries
More about the Portfolios
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Fund of Fund Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolios
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

Fund Summaries

General Information

The following sections are the Fund Summaries - one for each of the three Portfolios. Each Fund Summary provides specific information about each respective Portfolio, including information regarding the Portfolio's investment objective, principal strategies, principal risks, performance and fees. Each Portfolio's investment objective(s) can be changed by the Corporation's Board of Directors without shareholder approval. You can use these Fund Summaries to compare the Portfolios with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "More about the Portfolios." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolios indirectly through their Policies (Policyowners).

The Fund Summaries contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its objective(s) or that a Portfolio's performance will be positive for any period of time.

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IVY FUNDS VIP ASSET STRATEGY

(formerly, W&R Target Asset Strategy Portfolio)

OBJECTIVE

Ivy Funds VIP Asset Strategy seeks high total return over the long term.

PRINCIPAL STRATEGIES

Ivy Funds VIP Asset Strategy seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Portfolio's total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB and below by S&P, or Ba and below by Moody's, or unrated bonds deemed by WRIMCO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Portfolio may invest in domestic and foreign securities; the Portfolio may invest up to 100% of its assets in foreign securities.

WRIMCO may allocate the Portfolio's investments among these different types of securities in different proportions at different times. WRIMCO may exercise a flexible strategy in the selection of securities, and the Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Portfolio may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Portfolio may invest in any market that WRIMCO believes offers a high probability of return or, alternatively, that provides a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, WRIMCO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, WRIMCO seeks attractive opportunities within each market.

WRIMCO may, when consistent with the Portfolio's investment objective, buy or sell options or futures contracts on a security or an index of securities, or enter into swaps, including credit default swaps, interest rate swaps and foreign currency swaps (collectively, commonly known as derivatives). WRIMCO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Portfolio.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Asset Strategy. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Portfolio holds an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As noted, the Portfolio may invest up to 100% of its assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Portfolio in high-yield/high-risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Funds VIP Asset Strategy may be appropriate for you. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Asset Strategy by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	9.95%
1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%
2004	13.30%
2005	24.27%
2006	20.15%
2007	44.11%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -7.40% (the first quarter of 2001).

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years

Shares of Ivy Funds VIP Asset Strategy	44.11%	22.13%	15.40%
S&P 500 Index[1]	5.50%	12.84%	5.91%
Citigroup Broad
Investment Grade Index[1]	7.22%	4.55%	6.03%
Citigroup Short-Term
Index for One Month Certificates
of Deposit[1]	5.40%	3.28%	3.98%
Lipper Variable Annuity
Flexible Portfolio Funds
Universe Average[2]	6.97%	12.40%	8.30%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Asset Strategy. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	1.04%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.03%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

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IVY FUNDS VIP GLOBAL NATURAL RESOURCES

(formerly, W&R Target Global Natural Resources Portfolio)

OBJECTIVE

Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

PRINCIPAL STRATEGIES

Ivy Funds VIP Global Natural Resources invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Portfolio's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers and positions that are based on commodity price trends. The Portfolio seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio's assets in North America, international exposure may exceed 50% of the Portfolio's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Portfolio's assets. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Global Natural Resources. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected many of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Portfolio can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Portfolio could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the level of the Portfolio's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings.

Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Global Natural Resources may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Global Natural Resources by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	25.49%
2007	43.50%

In the period shown in the chart, the highest quarterly return was 15.35% (the first quarter of 2006) and the lowest quarterly return was -4.64% (the third quarter of 2006).

Average Annual Total Returns
as of December 31, 2007

		Life of
	1 Year	Portfolio*

Shares of Ivy Funds VIP Global
Natural Resources (began on 4-28-05)	43.50%	35.83%
MSCI Commodity-Related Index[1]	43.48%	34.20%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	37.47%	34.89%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Global Natural Resources. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.38%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$437	$755	$1,657

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IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio is not suitable for all investors. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	46.05%
1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years

Shares of Ivy Funds VIP Science
and Technology	24.37%	18.99%	17.58%
S&P GSTI Composite Index[1]	16.94%	15.59%	5.74%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	18.10%	16.58%	7.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.15%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

MORE ABOUT THE PORTFOLIOS

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Asset Strategy: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers. The Portfolio may invest up to 100% of its assets in foreign securities. The Portfolio may invest in almost any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's objective. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

The Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Portfolio may also invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity.

The Portfolio may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Portfolio would effectively add leverage because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Portfolio normally would be hedging its exposure on debt obligations that it holds.

As a temporary defensive measure, the Portfolio may increase its holdings in bonds or short-term instruments when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Portfolio may also invest in derivative instruments for both defensive and speculative purposes. WRIMCO may, as a temporary defensive measure, invest up to all of the Portfolio's assets in money market instruments rated in one of the two highest rating categories by any NRSRO, or unrated securities judged by WRIMCO to be of comparable quality, and up to 25% of the Portfolio's assets in precious metals.

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Ivy Funds VIP Asset Strategy is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Global Natural Resources: The Portfolio seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce portfolio volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Portfolio's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Portfolio.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Portfolio may also invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Global Natural Resources is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective(s) and investment policies of each Portfolio may be changed by the Directors of the Corporation without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor in selecting investments.

Each Portfolio may also invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's, as applicable, selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

DEFINING RISKS

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk – If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk – An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the net asset value (NAV) of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk – A Portfolio is subject to diversification risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Portfolio's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk – A Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity. Since most ETFs are a type of investment company, a Portfolio's purchases of shares of such ETFs are subject to the Portfolio's non-fundamental investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the underlying unit investment trust (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in a conventional fund, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk – A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk – Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's investment income.

Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Corporation's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in the Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $38.3 billion in assets under management as of December 31, 2007.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Global Natural Resources pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2007 had over $63.3 billion Canadian in assets under management.

Ivy Funds VIP Asset Strategy: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Corporation and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Ivy Funds VIP Asset Strategy since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Corporation and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Mr. Vrabac has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Corporation and Vice President of other investment companies managed by WRIMCO or IICO. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Ivy Funds VIP Global Natural Resources: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources. He has managed the Portfolio since its inception in April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment adviser is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Corporation and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP Asset Strategy: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Science and Technology: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Global Natural Resources: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Asset Strategy: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Science and Technology: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

For the fiscal year ended December 31, 2007, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Ivy Funds VIP Asset Strategy	0.69%
Ivy Funds VIP Global Natural Resources	1.00%
Ivy Funds VIP Science and Technology	0.83%

A discussion regarding the basis of the approval by the Board of Directors of the advisory contract of each of the Portfolios is available in the Corporation's Annual Report to Shareholders for the period ended December 31, 2007.

The Corporation has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and, over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commission, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that W&R failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by Ivy Funds Variable Insurance Portfolios, Inc. (formerly W&R Target Funds, Inc.) (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of Ivy Funds Variable Insurance Portfolios, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

BUYING AND SELLING PORTFOLIO SHARES

__________________________________________________________________________________

WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Corporation's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as "mixed funding." Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Corporation's Order, the Corporation's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The underwriter of the Portfolios is Waddell & Reed, Inc.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of the NAV per share of each Portfolio:

  The securities held by the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds and certain swap agreements are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Corporation's board of directors, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Certain of the Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Corporation's Board of Directors. A Portfolio may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP Global Natural Resources, which may invest a significant portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Corporation's Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company (WRSCO), each Portfolio's transfer agent, in accordance with guidelines adopted by the Corporation's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Corporation's Board of Directors regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Corporation's Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of a Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Corporation may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Corporation applicable laws and regulations otherwise permit the Corporation to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Corporation, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Corporation and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP Global Natural Resources, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies.

To discourage market timing activities by investors, the Corporation's Board of Directors has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios may also restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios' assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with the Underwriter and other affiliates of W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer's sale of any of the Portfolios' shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's or a subadvisor's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy may also provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends for each Portfolio are declared and paid annually in December.

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio are declared and paid annually in December in additional full and fractional shares of the distributing Portfolio.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC) for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and for Variable Account diversification rules.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies' separate accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements for the fiscal period ended December 31, 2007, is included in the Corporation's Annual Report to Shareholders, which is available upon request.

IVY FUNDS VIP ASSET STRATEGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2007	2006	2005	2004	2003
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$9.0016	$8.8625	$7.6926	$6.9237	$6.3078
	----------	----------	----------	----------	----------
Income from investment operations:
Net investment income	0.0932	0.0958	0.0836	0.0699	0.0769
Net realized and unrealized gain
on investments	3.8531	1.7042	1.7847	0.8508	0.6469
	----------	----------	----------	----------	----------
Total from investment operations	3.9463	1.8000	1.8683	0.9207	0.7238
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0709)	(0.0354)	(0.0762)	(0.0990)	(0.0769)
Capital gains	(0.5533)	(1.6255)	(0.6222)	(0.0528)	(0.0310)
	----------	----------	----------	----------	----------
Total distributions	(0.6242)	(1.6609)	(0.6984)	(0.1518)	(0.1079)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$12.3237	$9.0016	$8.8625	$7.6926	$6.9237
	======	======	======	======	======
Ratios/Supplemental Data
Total return	44.11%	20.15%	24.27%	13.30%	11.47%
Net assets, end of period
(in millions)	$913	$602	$416	$282	$227
Ratio of expenses to
average net assets
including expense waiver	1.03%	1.02%	1.03%	1.06%	1.03%
Ratio of net investment
income to average net assets
including expense waiver	0.96%	1.16%	1.10%	1.02%	1.27%
Ratio of expenses to
average net assets
excluding expense waiver	1.04%	1.03%	1.03%[1]	1.06%[1]	1.03%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.95%	1.15%	1.10%[1]	1.02%[1]	1.27%[1]
Portfolio turnover rate	98%	148%	79%	118%	224%

1There was no waiver of expenses during the period.

IVY FUNDS VIP GLOBAL NATURAL RESOURCES
(For a share outstanding throughout each period)

	For the		For the
	fiscal year		period from
	ended		4-28-05[1]
	December 31,		through
	2007	2006	12-31-05
	-------------------------		------------
Per-Share Data
Net asset value,
beginning of period	$7.5711	$6.2719	$5.0000
	---------	----------	---------
Income (loss) from investment operations:
Net investment income (loss)	0.0148	0.0295	(0.0112)
Net realized and unrealized gain
on investments	3.2797	1.5690	1.3132
	---------	---------	---------
Total from investment operations	3.2945	1.5985	1.3020
	---------	---------	---------
Less distributions from:
Net investment income	(0.0022)	(0.0235)	(0.0000)
Capital gains	(0.7796)	(0.2758)	(0.0301)
	---------	----------	----------
Total distributions	(0.7818)	(0.2993)	(0.0301)
	---------	----------	---------

Net asset value,
end of period	$10.0838	$7.5711	$6.2719
	=======	======	=======
Ratios/Supplemental Data
Total return	43.50%	25.49%	26.04%
Net assets, end of period (in millions)	$165	$90	$32
Ratio of expenses to average net assets	1.38%	1.51%	2.17%[2]
Ratio of net investment income (loss) to
average net assets	0.20%	0.53%	-0.60%[2]
Portfolio turnover rate	122%	111%	66%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2007	2006	2005	2004	2003
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.7170	$16.8844	$14.4014	$12.3883	$ 9.4961
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.0712)	(0.1178)	(0.1145)	(0.0751)	(0.0521)
Net realized and unrealized gain
(loss) on investments	4.3892	1.4468	2.5975	2.0882	2.9443
	----------	----------	----------	----------	----------
Total from investment operations	4.3180	1.3290	2.4830	2.0131	2.8922
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(4.0573)	(0.4964)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(4.0573)	(0.4964)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	24.37%	7.87%	17.25%	16.25%	30.46%
Net assets, end of period
(in millions)	$396	$352	$361	$322	$268
Ratio of expenses to
average net assets
including expense waiver	1.15%	1.17%	1.17%	1.17%	1.16%
Ratio of net investment
loss to average net assets
including expense waiver	-0.42%	-0.65%	-0.74%	-0.59%	-0.52%
Ratio of expenses to
average net assets
excluding expense waiver	1.17%	1.18%	1.17%[1]	1.17%[1]	1.16%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]	-0.52%[1]
Portfolio turnover rate	73%	71%	104%	107%	116%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Funds VIP Asset Strategy

Annual expense ratio                  1.04%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$106.06	$10,396.00
2	10,396.00	519.80	10,915.80	110.26	10,807.68
3	10,807.68	540.38	11,348.07	114.63	11,235.67
4	11,235.67	561.78	11,797.45	119.16	11,680.60
5	11,680.60	584.03	12,264.63	123.88	12,143.15
6	12,143.15	607.16	12,750.31	128.79	12,624.02
7	12,624.02	631.20	13,255.22	133.89	13,123.93
8	13,123.93	656.20	13,780.13	139.19	13,643.64
9	13,643.64	682.18	14,325.82	144.70	14,183.93
10	14,183.93	709.20	14,893.12	150.43	14,745.61

Cumulative Total                                                                                                 $1,271.00

Ivy Funds VIP Global Natural Resources

Annual expense ratio                  1.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.50	$10,362.00
2	10,362.00	518.10	10,880.10	145.58	10,737.10
3	10,737.10	536.86	11,273.96	150.85	11,125.79
4	11,125.79	556.29	11,682.08	156.31	11,528.54
5	11,528.54	576.43	12,104.97	161.97	11,945.87
6	11,945.87	597.29	12,543.17	167.84	12,378.31
7	12,378.31	618.92	12,997.23	173.91	12,826.41
8	12,826.41	641.32	13,467.73	180.21	13,290.73
9	13,290.73	664.54	13,955.26	186.73	13,771.85
10	13,771.85	688.59	14,460.44	193.49	14,270.39

Cumulative Total                                                                                                 $1,657.40

Ivy Funds VIP Science and Technology

Annual expense ratio                  1.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$119.24	$10,383.00
2	10,383.00	519.15	10,902.15	123.81	10,780.67
3	10,780.67	539.03	11,319.70	128.55	11,193.57
4	11,193.57	559.68	11,753.25	133.47	11,622.28
5	11,622.28	581.11	12,203.40	138.58	12,067.42
6	12,067.42	603.37	12,670.79	143.89	12,529.60
7	12,529.60	626.48	13,156.08	149.40	13,009.48
8	13,009.48	650.47	13,659.96	155.13	13,507.74
9	13,507.74	675.39	14,183.13	161.07	14,025.09
10	14,025.09	701.25	14,726.35	167.24	14,562.25

Cumulative Total                                                                                                 $1,420.38

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com
Ivy Funds Variable Insurance Portfolios, Inc.
PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Corporation or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Corporation (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Corporation's SEC file number is: 811-5017.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

May 1, 2008
and supplemented July 31, 2008
--------------------------------------------------------------------------------------------------------------------

Ivy Funds Variable Insurance Portfolios, Inc. (formerly, W&R Target Funds, Inc.) (Corporation) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers one Portfolio of the Corporation, Ivy Funds VIP Science and Technology.

         Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolio of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

__________________________________________________________________________________

Fund Summary
More about the Portfolio
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolio
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND SUMMARY

GENERAL INFORMATION

The following section, the Fund Summary, provides specific information about the Portfolio, including information regarding the Portfolio's investment objective, principal strategies, principal risks, performance and fees. The Portfolio's investment objective can be changed by the Corporation's Board of Directors without shareholder approval. You can use the Fund Summary to compare the Portfolio with other mutual funds. More detailed information about the risks and investment techniques of the Portfolio can be found in "More about the Portfolio." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolio indirectly through their Policies (Policyowners).

The Fund Summary contains a discussion of the principal risks of investing in the Portfolio. As with any mutual fund, there can be no guarantee that the Portfolio will meet its objective or that the Portfolio's performance will be positive for any period of time.

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio is not suitable for all investors. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1998	46.05%
1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years

Shares of Ivy Funds VIP Science and Technology	24.37%	18.99%	17.58%
S&P GSTI Composite Index[1]	16.94%	15.59%	5.74%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	18.10%	16.58%	7.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.15%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

MORE ABOUT THE PORTFOLIO

____________________________________________________________________________________

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Science and Technology seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective and investment policies of the Portfolio may be changed by the Directors of the Corporation without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because the Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of the Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO in selecting investments.

The Portfolio may also invest in and use certain other types of securities and instruments in seeking to achieve its objective. For example, the Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of the Portfolio's authorized investments and strategies, such as derivative instruments and foreign securities, involve special risks. Depending on how much the Portfolio invests or uses these strategies, these special risks may become significant.

The Portfolio may actively trade securities in seeking to achieve its objective. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain the Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolio.

The Portfolio generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO is unable to identify and acquire a sufficient number of securities that meet WRIMCO's selection criteria for implementing the Portfolio's investment objective, strategies and policies.

You will find more information in the SAI about the Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

DEFINING RISKS

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk – Since the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that the Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by the Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk – A Portfolio is subject to diversification risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of the Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of the Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Liquidity Risk – Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

The Management of the Portfolio

Portfolio Management

The Portfolios of the Corporation are managed by WRIMCO, subject to the authority of the Corporation's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in the Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $38.3 billion in assets under management as of December 31, 2007.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Corporation and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Additional information regarding the portfolio manager, including information about the portfolio manager's compensation, other accounts managed by the portfolio manger and the portfolio manager's ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolio.

Management and Other Fees

Like all mutual funds, the Portfolio pays fees related to its daily operations. Expenses paid out of the Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. The Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for the Portfolio are reduced pursuant to a management fee waiver as follows: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

For the fiscal year ended December 31, 2007, management fees for the Portfolio as a percent of the Portfolio's average net assets are: 0.83%.

A discussion regarding the basis of the approval by the Board of Directors of the advisory contract of the Portfolio is available in the Corporation's Annual Report to Shareholders for the period ended December 31, 2007.

The Corporation has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and, over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commission, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that W&R failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by Ivy Funds Variable Insurance Portfolios, Inc. (formerly W&R Target Funds, Inc.) (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of Ivy Funds Variable Insurance Portfolios, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

BUYING AND SELLING PORTFOLIO SHARES

__________________________________________________________________________________

WHO CAN BUY SHARES OF THE PORTFOLIO

Shares of the Portfolio are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Corporation's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio is known as "mixed funding." Shares of the Portfolio are not sold to individual investors.

The Variable Accounts purchase shares of the Portfolio in accordance with Variable Account allocation instructions received from Policyowners. The Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if the Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolio currently does not foresee any disadvantages to Policyowners arising out of the fact that the Portfolio may offer its shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Corporation's Order, the Corporation's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in the Portfolio and shares of another fund may be substituted. This might force the Portfolio to sell its securities at disadvantageous prices.

The underwriter of the Portfolio is Waddell & Reed, Inc.

Purchase Price

The purchase price of each share of the Portfolio is its net asset value (NAV) next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of the Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of the Portfolio is determined by dividing the total market value of the securities and other assets of the Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of the NAV per share of the Portfolio:

  The securities held by the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds and certain swap agreements are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Corporation's Board of Directors, as discussed below.

The NAV per share of the Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by the Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The Portfolio may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of the Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When the Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Corporation's Board of Directors. The Portfolio may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by the Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

The Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, which may invest a significant portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Corporation's Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company (WRSCO), the Portfolio's transfer agent, in accordance with guidelines adopted by the Corporation's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Corporation's Board of Directors regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on the Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Corporation's Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

SELLING SHARES

Shares of the Portfolio may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of the Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Corporation may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Corporation applicable laws and regulations otherwise permit the Corporation to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Corporation, also known as a transfer or an exchange privilege.

Market Timing Policy of the Corporation

The Portfolios of the Corporation are intended for long-term investment purposes. The Corporation and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies.

To discourage market timing activities by investors, the Corporation's Board of Directors has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios may also restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

The Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by the Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

The Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that the Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as an underlying investment option.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolio. Because revenue sharing payments are paid by W&R, and not from the Portfolio's assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolio is an investment option in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with the Underwriter and other affiliates of W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolio as an underlying investment option.

Payments may be based on current or past sales of Policies investing in shares of the Portfolio, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolio is an underlying investment option instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO is prohibited from considering a broker-dealer's sale of the Portfolio's shares, or the inclusion of the Portfolio in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolio is an underlying investment option, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolio or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy may also provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

The Portfolio distributes substantially all of its net investment income and net capital gains each year. Dividends for the Portfolio are declared and paid annually in December.

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of the Portfolio are declared and paid annually in December in additional full and fractional shares of the Portfolio.

TAXES

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC) for Federal tax purposes. The Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for the Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If the Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors the Portfolio's compliance with the applicable RIC qualification and for Variable Account diversification rules.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolio.

Because the only shareholders of the Portfolio are the Participating Insurance Companies' separate accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.

Financial Highlights

The following information is to help you understand the financial performance of the Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the Portfolio's financial statements for the fiscal period ended December 31, 2007, is included in the Corporation's Annual Report to Shareholders, which is available upon request.

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2007	2006	2005	2004	2003
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.7170	$16.8844	$14.4014	$12.3883	$ 9.4961
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.0712)	(0.1178)	(0.1145)	(0.0751)	(0.0521)
Net realized and unrealized gain
(loss) on investments	4.3892	1.4468	2.5975	2.0882	2.9443
	----------	----------	----------	----------	----------
Total from investment operations	4.3180	1.3290	2.4830	2.0131	2.8922
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(4.0573)	(0.4964)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(4.0573)	(0.4964)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	24.37%	7.87%	17.25%	16.25%	30.46%
Net assets, end of period
(in millions)	$396	$352	$361	$322	$268
Ratio of expenses to
average net assets
including expense waiver	1.15%	1.17%	1.17%	1.17%	1.16%
Ratio of net investment
loss to average net assets
including expense waiver	-0.42%	-0.65%	-0.74%	-0.59%	-0.52%
Ratio of expenses to
average net assets
excluding expense waiver	1.17%	1.18%	1.17%[1]	1.17%[1]	1.16%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]	-0.52%[1]
Portfolio turnover rate	73%	71%	104%	107%	116%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. The chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. The chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Funds VIP Science and Technology

Annual expense ratio                  1.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$119.24	$10,383.00
2	10,383.00	519.15	10,902.15	123.81	10,780.67
3	10,780.67	539.03	11,319.70	128.55	11,193.57
4	11,193.57	559.68	11,753.25	133.47	11,622.28
5	11,622.28	581.11	12,203.40	138.58	12,067.42
6	12,067.42	603.37	12,670.79	143.89	12,529.60
7	12,529.60	626.48	13,156.08	149.40	13,009.48
8	13,009.48	650.47	13,659.96	155.13	13,507.74
9	13,507.74	675.39	14,183.13	161.07	14,025.09
10	14,025.09	701.25	14,726.35	167.24	14,562.25

Cumulative Total                                                                                                     $1,420.38

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios, Inc.
PROSPECTUS

You can get more information about the Portfolio in--

  the Statement of Additional Information (SAI), which contains detailed information about the Portfolio, particularly its investment policies and practices. You may not be aware of important information about the Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail the Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolio's most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Corporation or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolio is available on the Waddell & Reed website at www.waddell.com.

Information about the Corporation (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Corporation's SEC file number is: 811-5017.